Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Presents Major Accounts of Statements of Operations	The following table presents major accounts of statements of operations by segments for the year ended December 31, 2023.
	MDMOOC Services	Sales of patented drugs	Total
Revenues	$10,406,734	$9,027,211	$19,433,945
Cost of revenues	$(5,162,438)	$(5,759,315)	$(10,921,753)
Total operating expenses	$(20,365,373)	$(1,430,617)	$(21,795,990)
Net Loss	$(11,778,607)	$471,368	$(11,307,239)
The following table presents major accounts of statements of operations by segments for the year ended December 31, 2022.
	MDMOOC Services	Sales of patented drugs	Total
Revenues	$12,935,420	$1,216,096	$14,151,516
Cost of revenues	$(7,166,871)	$(627,981)	$(7,794,852)
Total operating expenses	$(9,153,373)	$(157,753)	$(9,311,126)
Net Loss	$(2,409,212)	$(413,107)	$(2,822,319)

Schedule of Geographical Segments
	December 31, 2023	December 31, 2022
Total assets
MDMOOC services	$22,491,770	$37,183,491
Sales of patented drugs	1,924,873	1,430,854
	$24,416,643	$38,614,345